Organization and Basis of Presentation - Additional Information (Details)			3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 23, 2024 $ / shares shares	Aug. 01, 2023 shares	Sep. 30, 2024 USD ($) Country $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) Country $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Country $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 16, 2024 $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of countries, currently markets the program | Country			50						50		50
Common stock, par value | $ / shares			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Gains (losses) from foreign currency translation adjustment | $			$ 400,000			$ (300,000)				$ (300,000)	$ 100,000	$ (700,000)
Net losses | $			9,004,000	$ 2,162,000	$ (5,586,000)	21,630,000	$ 21,996,000	$ 17,801,000	$ 5,580,000	61,427,000	80,607,000	37,744,000
Cash outflows from operating activities | $									29,026,000	43,111,000	63,982,000	46,981,000
Losses from operations | $			12,341,000			$ 26,154,000			33,083,000	$ 53,340,000	79,078,000	32,010,000
Accumulated deficit | $			$ 218,379,000						$ 218,379,000		$ 212,799,000	$ 132,192,000
Common stock, shares outstanding | shares		1,892,058	2,574,783						2,574,783		1,907,529	1,083,196
Weighted Average Exercise Price | $ / shares			$ 202.5						$ 202.5		$ 202.5
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gains (losses) from foreign currency translation adjustment | $									$ 100,000
Common Stock | Public Warrants
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Public share warrants exercisable | shares		0.056818
Common Stock | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' equity note, stock split	reverse stock split, adjusted for the 25:1 reverse stock split ratio
Common Stock | Subsequent Event [Member] | Public Warrants
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Public share warrants issued | shares	25
Public share warrants exercisable | shares	0.056818
Weighted Average Exercise Price | $ / shares	$ 202.5
Public share warrants exercisable before reverse stock split | shares	1.420455
Common Stock | Reverse Stock Split [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares													$ 0.0001
Common stock, shares outstanding | shares	25												25
Common Stock | Business Combination Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio		0.978
Common stock, par value | $ / shares											$ 0.0001